PROVISION FOR JUDICIAL LIABILITIES - Provision for possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 10,779,908	R$ 1,206,341
Tax
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	7,504,398	1,077,761
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	279,934	85,309
Civil
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 2,995,576	R$ 43,271